The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are presented below: (Details) - BRL (R$)
R$ in Thousands
		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about biological assets [line items]
Depreciation of breeding stock		R$ 754,783	R$ 876,976
Current biological assets [member]
Disclosure of detailed information about biological assets [line items]
Beginning balance		2,129,010	1,603,039
Additions/Transfer		17,123,981	16,814,078
Changes in fair value	[1]	2,180,390	2,427,416
Harvest
Write-off
Transfer between current and non-current		164,277	148,738
Transfer to assets held for sale
Transfer to inventories		(18,917,122)	(18,865,818)
Exchange variation		(12,471)	1,557
Ending balance		2,668,065	2,129,010
Current biological assets [member] | Live Animals [Member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance		868,428	615,685
Additions/Transfer		10,109,223	9,705,994
Changes in fair value	[1]	1,850,293	2,059,397
Harvest
Write-off
Transfer between current and non-current		72,776	57,164
Transfer to assets held for sale
Transfer to inventories		(11,793,780)	(11,571,369)
Exchange variation		(12,471)	1,557
Ending balance		1,094,469	868,428
Current biological assets [member] | Live Animals [Member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance		1,260,582	987,354
Additions/Transfer		7,014,758	7,108,084
Changes in fair value	[1]	330,097	368,019
Harvest
Write-off
Transfer between current and non-current		91,501	91,574
Transfer to assets held for sale
Transfer to inventories		(7,123,342)	(7,294,449)
Exchange variation
Ending balance		1,573,596	1,260,582
Non-current biological assets [member]
Disclosure of detailed information about biological assets [line items]
Beginning balance		1,221,749	1,081,025
Additions/Transfer		427,604	473,057
Changes in fair value	[1]	(55,049)	(110,634)
Harvest		(36,945)	(59,586)
Write-off		(2,067)	(5,099)
Transfer between current and non-current		(164,277)	(148,738)
Transfer to assets held for sale			(10,060)
Transfer to inventories
Exchange variation		(8,183)	1,784
Ending balance		1,382,832	1,221,749
Non-current biological assets [member] | Live Animals [Member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance		472,053	414,668
Additions/Transfer		66,375	71,494
Changes in fair value	[1]	97,527	51,660
Harvest
Write-off
Transfer between current and non-current		(72,776)	(57,164)
Transfer to assets held for sale			(10,389)
Transfer to inventories
Exchange variation		(8,183)	1,784
Ending balance		554,996	472,053
Non-current biological assets [member] | Live Animals [Member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance		425,252	337,804
Additions/Transfer		331,740	363,027
Changes in fair value	[1]	(152,576)	(184,005)
Harvest
Write-off
Transfer between current and non-current		(91,501)	(91,574)
Transfer to assets held for sale
Transfer to inventories
Exchange variation
Ending balance		512,915	425,252
Non-current biological assets [member] | Forests [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance		324,444	328,553
Additions/Transfer		29,489	38,536
Changes in fair value	[1]		21,711
Harvest		(36,945)	(59,586)
Write-off		(2,067)	(5,099)
Transfer between current and non-current
Transfer to assets held for sale			329
Transfer to inventories
Exchange variation
Ending balance		R$ 314,921	R$ 324,444

[1]	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$754,783 (R$876,976 on December 31, 2020).